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                  [LETTERHEAD OF SOUTHLAND LIFE APPEARS HERE]


May 6, 1997

VIA EDGAR

Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Southland Life Insurance Company
     Southland Separate Account L1
     File No. 33-97852
     --------------------------------

Commissioners:

        On behalf of Southland Life Insurance Company (the "Company") and Southland Separate Account L1 (the "Account"), we are transmitting for filing pursuant to Rule 497(j) under the Securities Act of 1933 and Item 101(a) of Regulation S-T, this notice in lieu of a filing under Rule 497(c). The Company represents that:

        1.  The form of prospectus that would have been filed under paragraph
            (c) of Rule 497 does not differ from that contained in the most recent post-effective amendment to the Account's Form S-6 registration statement; and

        2. The most recent post-effective amendment to the Account's Form S-6 registration statement has been filed via EDGAR on April 30, 1997.

        If you have any questions please contact the undersigned at (770) 618-3910.


Sincerely,

/s/ Daniel B. Lazarus
-------------------------------
Daniel B. Lazarus
Variable Products Consultant
Southland Life-Insurance Company


cc:  Lloyd Bernard